Provisions for non-income tax risks (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-Income Tax Risk Provision
Provisions for non-income tax risks
Provision for non-income tax risks	$ 998	$ 1,233